Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements

The accompanying consolidated financial statements reflect the activities of Happy City Holdings Limited and the following entities:

Name of subsidiaries	Date of incorporation	Jurisdiction of formation	Percentage of direct/indirect economic ownership	Principal activities
A-One President Limited	January 24, 2020	Hong Kong	100%	Hotpot restaurant
Topwell Gold Limited	October 18, 2019	Hong Kong	100%	Hotpot restaurant
Million Great International Limited	June 18, 2021	Hong Kong	100%	Hotpot restaurant
Happy City Ventures Pte. Limited	August 29, 2024	Singapore	100%	Inactive
East Harmony Limited	June 26, 2024	Hong Kong	100%	Hotpot restaurant
Asia Virtue Limited	April 22, 2024	Hong Kong	100%	Inactive